Schedule of Long Term Debt Repayment (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Debt Instrument [Line Items]
2012	$ 14,936	¥ 1,241,942
2013	13,774	1,145,267
2014	12,172	1,012,077
2015	4,968	413,114
2016	5,699	473,848
Thereafter	2,946	245,020
Total	$ 54,495	¥ 4,531,268	¥ 3,836,270